Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380

Commonwealth Annuity and Life Insurance Company a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2012

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

September 25, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj: Separate Account KG 1940 Act Registration Number: 811-7767 1933 Act Registration Numbers: 333-9965, 333-81019, 333-63091, 333-46716, 333-90539 CIK: 0001019130 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 24, 2012
The Alger Portfolios (Class I-2)	832566	August 17, 2012
Dreyfus Investment Portfolios (Initial Shares)	1056707	August 17, 2012
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	August 17, 2012
DWS Investment VIT Funds (Class A)	1006373	August 20, 2012
DWS Variable Series I (Class A)	764797	August 20, 2012
DWS Variable Series II (Class A)	810573	August 20, 2012
Janus Aspen Series (Institutional Shares)	906185	August 29, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772